Taxation - Movement of Valuation Allowances (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
At beginning of year	¥ 115,754	¥ 89,117	¥ 42,233
Current year additions	44,113	42,322	50,925
Current year reversals	(64,941)	(15,685)	(4,041)
At end of year	¥ 94,926	¥ 115,754	¥ 89,117